Consolidated Statement of Stockholders Equity (Deficit) - USD ($)	Total	Common Stock	Preferred Stock	Shares to be issued	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018		55,780,000	10,000,000
Balance, amount at Dec. 31, 2018	$ (524,396)	$ 5,578	$ 1,000	$ 4,000	$ 185,015	$ (719,989)
Subscription shares issued for cash, shares		2,090,000
Subscription shares issued for cash, amount	954,200	$ 209	$ 0	849,700	104,291	0
Shares issued for finance fees, shares		900,000
Shares issued for finance fees, amount	45,000	$ 90	$ 0	0	44,910
Subscriptions received	0	$ 0	$ 0	0	0	0
Shares issued for debt conversion, shares		2,494,300
Shares issued for debt conversion, amount	124,715	$ 249			124,466
Shares issued for services, shares		3,660,000
Shares issued for services, amount	186,023	$ 366	$ 0	3,022	182,635	0
Net loss	(1,714,109)	$ 0	$ 0	0	0	(1,714,109)
Balance, shares at Dec. 31, 2019		64,924,300	10,000,000
Balance, amount at Dec. 31, 2019	(928,567)	$ 6,492	$ 1,000	856,722	641,317	(2,434,098)
Subscription shares issued for cash, shares		19,254,000
Subscription shares issued for cash, amount	0	$ 1,924	$ 0	(962,700)	960,776	0
Shares issued for finance fees, shares		400,000
Shares issued for finance fees, amount	20,000	$ 40	$ 0	0	19,960	0
Subscriptions received	$ 89,000	0	0	89,000	0	0
Shares issued for debt conversion, shares	276,000
Shares issued for debt conversion, amount	$ 30,781	$ 0	$ 0	30,781	0	0
Shares issued for services, shares		160,000
Shares issued for services, amount	8,000	$ 16	$ 0	0	7,984	0
Net loss	(1,286,907)	0	0	0	0	(1,286,907)
Related party debt forgiveness	439,545	$ 0	$ 0	0	439,545	0
Balance, shares at Dec. 31, 2020		84,738,300	10,000,000
Balance, amount at Dec. 31, 2020	$ (1,628,148)	$ 8,472	$ 1,000	$ 13,803	$ 2,069,582	$ (3,721,005)